Federated Hermes Corporate Bond Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—83.5%
	Basic Industry - Metals & Mining—0.5%
$ 2,795,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,549,997
1,080,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,192,323
1,360,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,184,439
	TOTAL	4,926,759
	Capital Goods - Aerospace & Defense—2.2%
2,120,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,989,841
1,755,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,209,950
3,000,000	Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,886,923
2,030,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	2,224,418
1,040,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	1,141,687
1,930,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,895,961
5,900,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	5,248,500
3,500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,490,127
2,775,000	Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,729,380
1,660,000	Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,638,358
	TOTAL	24,455,145
	Capital Goods - Building Materials—1.2%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,447,942
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,097,115
2,980,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,740,602
1,435,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,348,533
	TOTAL	13,634,192
	Capital Goods - Construction Machinery—1.1%
2,820,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,472,893
3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,086,929
3,675,000	John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,565,737
3,300,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,235,380
	TOTAL	12,360,939
	Capital Goods - Diversified Manufacturing—1.4%
8,000,000	Honeywell International, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2033	8,163,269
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,982,110
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,489,319
4,045,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,602,640
	TOTAL	15,237,338
	Communications - Cable & Satellite—1.9%
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,202,010
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,222,421
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	340,324
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,158,327
900,000	Comcast Corp., 7.050%, 3/15/2033	1,029,641
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,899,050
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,471,162
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,504,274
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,301,496

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	$ 1,889,156
1,250,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	1,291,435
1,310,000	Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	1,184,582
1,000,000	Time Warner Cable, Inc., Co. Guarantee, 6.750%, 6/15/2039	1,036,214
	TOTAL	21,530,092
	Communications - Media & Entertainment—1.2%
1,570,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,603,114
1,610,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	1,568,369
785,000	Grupo Televisa SAB, Sr. Unsecd. Note, 5.000%, 5/13/2045	545,853
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,938,516
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,690,317
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,883,488
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	769,615
3,795,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	2,559,974
	TOTAL	13,559,246
	Communications - Telecom Wireless—2.5%
3,350,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	3,376,297
2,695,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	2,782,764
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,846,017
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,759,868
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,454,276
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,787,525
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,939,090
2,520,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	2,549,585
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	1,592,089
5,325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	5,090,081
	TOTAL	27,177,592
	Communications - Telecom Wirelines—4.1%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,100,918
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,488,893
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,231,733
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,389,832
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	851,297
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,778,507
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	446,832
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,511,122
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	945,654
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,279,687
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,204,700
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	1,611,991
2,675,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	2,695,025
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,911,379
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,298,329
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,383,854
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,325,775
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,076,899
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,957,199
	TOTAL	45,489,626
	Consumer Cyclical - Automotive—1.7%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,539,603

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 3,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	$ 3,147,704
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,545,288
3,715,000	General Motors Co., Sr. Unsecd. Note, 6.600%, 4/1/2036	3,944,436
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,145,099
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.100%, 6/24/2030	2,041,421
3,250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,286,960
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,348,828
	TOTAL	18,999,339
	Consumer Cyclical - Retailers—1.7%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,712,800
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	5,169,463
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,084,473
3,650,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	3,753,146
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,483,460
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,329,281
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,806,478
	TOTAL	19,339,101
	Consumer Cyclical - Services—1.7%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	3,936,131
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,743,425
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	5,103,920
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,504,264
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,318,656
2,000,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	1,907,005
	TOTAL	18,513,401
	Consumer Non-Cyclical - Food/Beverage—4.0%
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,535,966
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,759,914
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	965,854
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,646,428
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,919,851
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	290,141
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,238,310
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,676,915
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,424,526
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	997,715
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,913,556
610,000	Molson Coors Beverage Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	483,441
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,584,304
3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,648,711
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	4,083,402
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,159,812
	TOTAL	44,328,846
	Consumer Non-Cyclical - Health Care—3.0%
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	542,958
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,908,047
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,334,617
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,287,447
178,394	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	178,464
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,657,355

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	$ 2,204,986
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,801,465
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	868,736
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,504,327
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,346,395
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,098,152
5,250,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	5,319,114
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,606,482
	TOTAL	33,658,545
	Consumer Non-Cyclical - Pharmaceuticals—5.0%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	2,179,351
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,146,031
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,662,642
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	790,944
750,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	758,014
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2029	512,034
1,280,000	AbbVie, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2031	1,322,045
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	3,019,160
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,806,862
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,584,535
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,303,109
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,501,159
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	728,920
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	410,992
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	1,976,182
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,645,834
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,778,951
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	5,228,974
5,835,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,440,078
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,201,918
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,696,736
2,420,000	Revvity, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,252,225
2,275,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,174,497
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,738,604
	TOTAL	55,859,797
	Consumer Non-Cyclical - Supermarkets—0.2%
2,430,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	2,423,290
	Consumer Non-Cyclical - Tobacco—0.6%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,041,169
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,422,657
	TOTAL	6,463,826
	Energy - Independent—1.0%
445,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	445,742
2,675,000	Coterra Energy, Inc., Sr. Unsecd. Note, 5.600%, 3/15/2034	2,712,730
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	973,897
1,635,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.550%, 4/1/2035	1,654,104
1,705,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	1,581,616
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	4,180,764
	TOTAL	11,548,853

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—1.9%
$ 1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	$ 1,506,700
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	3,785,382
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,991,311
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,214,717
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,975,553
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	5,471,419
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	1,910,279
220,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	237,388
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	488,157
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	897,522
	TOTAL	21,478,428
	Energy - Midstream—3.8%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,708,442
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	817,177
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	980,518
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,229,438
2,465,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	2,511,462
2,660,000	Enbridge, Inc., Sr. Unsecd. Note, 5.625%, 4/5/2034	2,747,835
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,881,600
1,375,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,396,950
2,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	1,875,398
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,176,257
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,097,533
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,328,548
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	1,969,687
2,010,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	2,076,665
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,575,453
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,690,481
1,975,000	ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	1,956,981
1,943,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	2,012,898
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,202,153
2,300,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	2,019,198
2,180,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	2,182,970
	TOTAL	42,437,644
	Energy - Refining—0.6%
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,042,287
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	757,623
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,824,067
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,538,257
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,921,126
	TOTAL	7,083,360
	Financial Institution - Banking—18.0%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,710,196
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,266,359
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,755,580
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,157,596
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,901,597
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,420,631
3,650,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	3,761,964
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,309,780

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	$ 5,676,606
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,217,748
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,249,056
7,370,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,368,247
1,200,000	Capital One Financial Co., Sr. Sub. Note, 4.200%, 10/29/2025	1,198,188
990,000	Citigroup, Inc., 4.125%, 7/25/2028	988,982
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,801,318
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,525,290
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,627,780
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,796,569
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,898,781
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,909,921
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,716,162
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	2,029,752
2,300,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,360,638
1,610,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	1,664,242
2,660,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	2,735,633
1,675,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	1,749,891
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	993,393
1,225,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,271,208
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,572,291
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,342,208
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,621,192
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,991,236
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,628,867
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	5,035,211
1,095,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	1,129,572
2,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	2,173,068
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,219,863
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,498,500
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,813,290
5,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,257,155
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,560,845
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	7,560,613
960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	989,591
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,644,076
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	2,695,468
2,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	2,685,796
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	1,065,397
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,867,586
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	924,955
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	3,144,656
2,375,000	Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,213,587
5,000,000	Morgan Stanley, Sr. Unsecd. Note, 5.164%, 4/20/2029	5,112,662
2,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,330,614
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,425,941
2,650,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,645,333
2,750,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,762,611
1,500,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,495,141
3,675,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	3,617,631

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 106,398	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	$ 22,343
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,464,376
3,675,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,675,572
1,675,000		U.S. Bancorp, 5.100%, 7/23/2030	1,723,659
3,455,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.150%, 4/23/2031	3,559,378
3,250,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	3,358,228
6,075,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	6,271,427
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,877,233
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,549,411
		TOTAL	199,589,691
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		Cboe Global Markets, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,138,986
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,760,508
2,950,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	2,614,601
2,250,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 4.850%, 1/15/2027	2,267,143
1,650,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	1,722,190
		TOTAL	13,503,428
		Financial Institution - Finance Companies—1.0%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,992,224
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,467,757
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,072,766
1,500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	1,521,976
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	3,017,146
		TOTAL	11,071,869
		Financial Institution - Insurance - Health—1.2%
2,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,460,699
3,595,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	2,901,558
740,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	776,961
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,797,118
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,393,724
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,683,502
		TOTAL	13,013,562
		Financial Institution - Insurance - Life—1.4%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,057,234
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,936,919
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	651,075
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	952,609
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,338,310
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	789,909
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,392,400
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,152,664
1,530,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,728,690
		TOTAL	15,999,810
		Financial Institution - Insurance - P&C—0.9%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,203,264
2,880,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,142,600
3,400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,564,574
1,000,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,064,774
1,000,000		USF&G Corp., 8.312%, 7/1/2046	1,031,505
		TOTAL	10,006,717

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.4%
$ 2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$ 2,130,839
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,045,366
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,579,692
	TOTAL	4,755,897
	Financial Institution - REIT - Healthcare—0.3%
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,901,116
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,171,336
	TOTAL	3,072,452
	Financial Institution - REIT - Office—0.3%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,215,190
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,560,473
	TOTAL	3,775,663
	Financial Institution - REIT - Other—0.3%
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	2,028,660
1,140,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	1,147,502
	TOTAL	3,176,162
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,719,941
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,832,282
	TOTAL	3,552,223
	Technology—8.6%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	2,802,846
5,825,000	Apple, Inc., 1.650%, 5/11/2030	5,253,739
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	5,038,002
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,026,589
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,879,030
1,215,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2035	1,226,540
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,082,357
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	86,035
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	784,996
1,370,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	1,341,154
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,269,707
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	1,991,795
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,398,126
3,500,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	3,487,559
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	991,018
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,209,704
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,261,310
1,140,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,143,149
445,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	445,134
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,030,065
3,800,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	3,737,303
1,755,000	Intel Corp., Sr. Unsecd. Note, 5.150%, 2/21/2034	1,753,523
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,770,919
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,265,667
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,740,476
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,729,922
975,000	Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	994,526
1,300,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,325,990
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,516,017

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	$ 4,082,311
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	4,333,913
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,807,038
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,432,341
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,935,693
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,002,129
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	815,184
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	679,068
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,842,705
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,014,895
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	586,285
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	150,022
2,455,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2036	2,440,168
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,411,939
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,835,767
	TOTAL	95,952,656
	Transportation - Railroads—1.1%
3,095,000	Burlington Northern Santa Fe LLC, Deb., 5.750%, 5/1/2040	3,236,975
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	905,993
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,812,970
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	5,182,634
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,352,547
	TOTAL	12,491,119
	Transportation - Services—1.7%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,436,474
1,220,000	FedEx Corp., Sr. Secd. Note, 144A, 3.100%, 8/5/2029	1,165,054
2,325,000	FedEx Corp., Sr. Unsecd. Note, 144A, 4.050%, 2/15/2048	1,725,477
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	2,283,010
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	2,013,471
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,218,541
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,614,204
	TOTAL	18,456,231
	Utility - Electric—4.8%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	957,293
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	986,421
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,451,793
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,565,137
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,599,740
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,033,966
900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	909,964
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,718,602
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,192,084
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	993,004
100,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	110,365
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	833,181
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,068,128
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,895,871
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	776,798
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	3,841,368
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,315,197

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 4,415,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	$ 4,582,255
1,935,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.850%, 2/7/2029	1,982,031
6,830,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,762,551
715,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	590,802
875,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	831,100
3,185,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,156,858
2,000,000		Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,967,259
2,595,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,583,393
2,475,000		Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,438,991
		TOTAL	53,144,152
		Utility - Natural Gas—0.6%
4,900,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,807,197
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,330,561
		TOTAL	6,137,758
		Utility - Natural Gas Distributor—0.1%
815,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	628,533
		TOTAL CORPORATE BONDS (IDENTIFIED COST $992,392,620)	928,833,282
		U.S. TREASURY—1.5%
		U.S. Treasury Notes—1.5%
17,100,000		United States Treasury Note, 3.875%, 8/15/2034 (IDENTIFIED COST $17,172,506)	16,766,017
		MUNICIPAL BOND—0.0%
		Municipal Services—0.0%
360,000		Tampa, FL Sports Authority, (National Public Finance Guarantee Corp. GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $360,413)	363,801
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
105		Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	107
152		Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	156
128		Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	131
4		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	4
		TOTAL	398
		Federal National Mortgage Association—0.0%
205		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	210
163		Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	171
1,271		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	1,317
457		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	474
		TOTAL	2,172
		Government National Mortgage Association—0.0%
47		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	47
126		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	128
		TOTAL	175
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,655)	2,745
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
$ 211	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $207)	$ 211
	INVESTMENT COMPANIES—14.0%
11,438,328	Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[4]	11,438,328
25,169,697	High Yield Bond Core Fund	144,222,363
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $153,697,776)	155,660,691
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,163,637,227)	1,101,628,047
	OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	10,921,427
	NET ASSETS—100%	$1,112,549,474
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
	High Yield Bond Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 11/30/2024	$95,505,372	$29,877,310	$125,382,682
Purchases at Cost	$45,500,000	$123,403,734	$168,903,734
Proceeds from Sales	$—	$(141,842,716)	$(141,842,716)
Change in Unrealized Appreciation/Depreciation	$3,216,991	$—	$3,216,991
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 8/31/2025	$144,222,363	$11,438,328	$155,660,691
Shares Held as of 8/31/2025	25,169,697	11,438,328	36,608,025
Dividend Income	$5,671,448	$566,126	$6,237,574

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$928,810,939	$22,343	$928,833,282
U.S. Treasury	—	16,766,017	—	16,766,017
Municipal Bond	—	363,801	—	363,801
Mortgage-Backed Securities	—	2,745	—	2,745
Collateralized Mortgage Obligation	—	211	—	211
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	155,660,691	—	—	155,660,691
TOTAL SECURITIES	$155,660,691	$945,943,713	$23,643	$1,101,628,047

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit